Acquisition - Summary of acquisition date fair values of assets acquired and liabilities assumed (Details) - Dutch DNA Biotech B.V. [Member] $ in Thousands	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 387
Accounts receivable	149
Prepaid expenses and other current assets	170
Property, plant and equipment	234
Intangibles	20,500	[1]
Goodwill	15,177	[2]
Accounts payable	(194)
Accrued expenses and other current liabilities	(137)
Other non-current liabilities	(988)
Net assets acquired	$ 35,298

[1]	Estimated useful life of 15 years.
[2]	Non-deductible for tax purposes.